Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) (20-F) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	$ 175,284
Add: additions purchased during the year	50,927
Less: disposals made during the year
Less: depreciation expense charged	(156,248)	$ (303,749)	$ (307,828)
Closing net carrying amount	69,333	175,284
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	3,285,926	3,283,541
Add: additions purchased during the year	50,297	2,385
Less: disposals made during the year
Closing net carrying amount	3,336,223	3,285,926	3,283,541
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	(3,110,642)	(2,806,893)
Less: disposals made during the year
Less: depreciation expense charged	(156,248)	(303,749)
Closing net carrying amount	(3,266,890)	(3,110,642)	$ (2,806,893)
Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	95,992
Add: additions purchased during the year
Less: disposals made during the year
Less: depreciation expense charged	(55,480)
Closing net carrying amount	40,512	95,992
Laboratory Equipment [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	1,451,389
Add: additions purchased during the year
Closing net carrying amount	1,451,389	1,451,389
Laboratory Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	(1,355,397)
Add: additions purchased during the year
Closing net carrying amount	(1,410,877)	(1,355,397)
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	46,342
Add: additions purchased during the year	47,715
Less: disposals made during the year
Less: depreciation expense charged	(66,416)
Closing net carrying amount	28,397	46,342
Computer Equipment [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	609,550
Add: additions purchased during the year
Closing net carrying amount	609,550	609,550
Computer Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	(563,208)
Add: additions purchased during the year
Closing net carrying amount	(628,868)	(563,208)
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	757
Add: additions purchased during the year
Closing net carrying amount		757
Office Equipment [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	167,564
Add: additions purchased during the year
Closing net carrying amount	167,564	167,564
Office Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	(166,807)
Add: additions purchased during the year
Closing net carrying amount	(167,564)	(166,807)
Equipment Under Hire Purchase [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount
Add: additions purchased during the year
Closing net carrying amount
Equipment Under Hire Purchase [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	594,626
Add: additions purchased during the year
Closing net carrying amount	594,626	594,626
Equipment Under Hire Purchase [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	(594,626)
Add: additions purchased during the year
Closing net carrying amount	(594,626)	(594,626)
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	32,193
Add: additions purchased during the year	2,583
Less: disposals made during the year
Less: depreciation expense charged	(34,352)
Closing net carrying amount	424	32,193
Leasehold Improvements [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	462,797
Add: additions purchased during the year
Closing net carrying amount	462,797	462,797
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	(430,604)
Add: additions purchased during the year
Closing net carrying amount	$ (464,956)	$ (430,604)